UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 9010 Strada Stell Court, Suite # 105
         Naples, FL  34109

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              August 15, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          17
Form 13F Information Table Value Total:    $153,500
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________

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					FORM 13F INFORMATION TABLE


                   	             		   VALUE     SH/    SH/ PUT/ INVSMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS 	CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MGRS    SOLE  SHARED  NONE
--------------------   -------------- ---------  -------- --------  --- ---- ------- -----   ----  ------  ----
ACCELRYS INC		  COM	      00430U103	 $20,137 2,832,242  SH 	      SOLE   NONE  2,832,242  0	    0
ACTUATE CORP		  COM	      00508B102	  $6,712 1,147,416  SH 	      SOLE   NONE  1,147,416  0     0
ANGIODYNAMICS		  COM	      03475V101   $6,039   424,377  SH	      SOLE   NONE    424,377  0     0
ASPEN TECHNOLOGY INC	  COM	      045327103	 $11,144   648,676  SH 	      SOLE   NONE    648,676  0	    0
CASCADE MICROTECH INC	  COM	      147322101	  $7,399 1,293,493  SH 	      SOLE   NONE  1,293,493  0	    0
DIXIE GROUP INC CL A	  COM	      255519100	  $5,120 1,189,205  SH 	      SOLE   NONE  1,189,205  0	    0
GERBER SCIENTIFIC INC	  COM	      373730100   $2,903   260,787  SH	      SOLE   NONE    260,787  0     0
GUIDANCE SOFTWARE INC	  COM	      401692108	 $16,401 2,012,444  SH 	      SOLE   NONE  2,012,444  0	    0
KEYNOTE SYSTEMS INC       COM         493308100   $5,433   251,175  SH        SOLE   NONE    251,175  0     0
LAM RESEARCH CORP	  COM	      512807108	  $9,574   216,213  SH 	      SOLE   NONE    216,213  0	    0
MIDAS GROUP INC		  COM	      595626102	  $4,446   703,450  SH 	      SOLE   NONE    703,450  0	    0
OPNET TECHNOLOGIES INC	  COM	      683757108   $1,809    44,198  SH 	      SOLE   NONE     44,198  0	    0
RICHARDSON ELECTRONICS    COM         763165107   $5,271   387,882  SH        SOLE   NONE    387,882  0     0
S1 CORP			  COM	      814279105	 $13,229 1,768,616  SH	      SOLE   NONE  1,768,616  0     0
SPECTRANETICS		  COM	      84760C107	  $5,723   920,169  SH	      SOLE   NONE    920,169  0     0
SUPPORT.COM INC		  COM	      868587106	 $15,540 3,237,541  SH 	      SOLE   NONE  3,237,541  0	    0
TYLER TECHNOLOGIES INC	  COM	      902252105	 $16,619   620,560  SH 	      SOLE   NONE    620,560  0	    0
						--------
						$153,500
						--------
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